Share-based compensation - Narrative (Details)	12 Months Ended
Dec. 31, 2025 shares component
Share-Based Payment Arrangements [Abstract]
Number of components of share based compensation plan | component	4
Number of common shares exercisable for each share option	1
Number of common shares reserved for issuance	2,845,420